Account Receivable (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Receivables [Abstract]
Schedule of Accounts Receivable
	Period Ended	Year Ended
	December 31, 2018	March 31, 201
	(Unaudited )	(Restated)

Account receivable	$108,492	$21,708

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Account receivable	$21,708	$2,187